Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Registration Statement	false
Document Type	40-F/A
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40712
Entity Registrant Name	Cardiol Therapeutics Inc.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	2836
Entity Address, Address Line One	2265 Upper Middle Road East, Suite 602
Entity Address, City or Town	Oakville
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	L6H 0G5
City Area Code	289
Local Phone Number	910-0850
Title of 12(b) Security	Class A Common Shares
Trading Symbol	CRDL
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	61,922,999
Entity Central Index Key	0001702123
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Auditor Name	BDO Canada
Auditor Location	Montréal, Québec
Auditor Firm ID	1227
Business Contact Member
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	1015 15th Street N.W., Suite 1000
Entity Address, City or Town	Washington
Entity Address State Or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3111